Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Mar. 20, 2024	Mar. 07, 2024	Mar. 04, 2024
Subsequent Event [Line Items]
Commitment received			$ 5,000,000
Credit facility borrowing capacity			500,000
Credit facility borrowing capacity			$ 1,000,000
Interest rate			9.50%
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares	260,000
Share Price	$ 3.18
Subsequent Event, Description	There is no established public trading market for the Warrants. Notwithstanding the foregoing, the Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such Warrants commencing on the 90th day after the date of the Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the Lock-Up Agreement on such date
Lease Agreement [Member]
Subsequent Event [Line Items]
Rent		$ 100,000